Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

15. Commitments and contingencies

(a) Operating lease commitments

The Group leases office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB 6,806,086, RMB 8,508,838, and RMB12,267,009, respectively.

In addition, the Group also leases internet bandwidth under non-cancellable leases. Internet bandwidth leasing cost for the years ended December 31, 2009, 2010 and 2011 were RMB 74,385,535, RMB 103,634,434 and RMB 180,244,594, respectively.

As of December 31, 2011, the Group had remaining outstanding commitments in respect of its non-cancellable operating leases as follows:

RMB

2012	155,549,771
2013	47,856,122
2014	23,632,573
2015	16,122,911
2016	32,010,185

275,171,561

(b) Contingencies

The shareholders of VIEs maybe involved in personal disputes with third parties that may have adverse effect on their respective equity interests in the relevant VIEs. On October 11, 2010, the ex-wife of Mr. Gary Wei Wang, the founder and chief executive officer of the Company who holds 95% of the equity interests in Quan Toodou, initiated a lawsuit against him with a local court in Shanghai, PRC and claimed for the division of 76% equity interest of Quan Toodou held by Mr. Wang, which she alleges to form part of the community property during their marriage. The dispute has been settled by the court on June 10, 2011. The detailed evaluation and assessment of the impact has been included in Note 2(b).

The Group is subject to claims and litigations, which may arise in the normal course of business. As of December 31, 2011, there were a total of 47 lawsuits against the Company with the total claim amount of RMB 3.4 million. These claims relate to the allegations of infringement of copyrights of others as well as other claims of liability. Based on the management’s assessment of each lawsuit and advice from external PRC litigation counsel, the Group believed that it is probable that the Group could incur a loss with respect to some of these litigations, whether through reaching a final judgment on the merits or through settlement. In addition, as disclosed in Note 17(a) to the consolidated financial statements, the Company has also evaluated the subsequent litigation arose after the balance sheet date to accrue liabilities associated with claims and litigations related to events existed at December 31, 2011 as the conditions existed as of the December 31, 2011 that become probable and estimable. Accordingly, the Group collectively accrued a litigation liability of RMB 1.4 million as of December 31, 2011 associated with these claims and litigations (Note 9). Although it is reasonably possible that additional losses in excess of amounts currently accrued may be incurred, the Company does not expect such amounts to be material to its business and consolidated financial statements based on the Company’s assessment with the advice from external PRC litigation counsel and the historical outcomes.

On December 21, 2010, the Company received a letter from legal counsel representing Twentieth Century Fox Film Corporation, Universal City Studios LLLP, Viacom Inc., Paramount Pictures Corporation, and Warner Bros. Entertainment Inc. (the “Content Owners”), alleging copyright infringement by the Company. The Company has engaged a legal counsel to assist in its discussion with the Content Owners and to negotiate the additional copyright protection measures, including filtering which the Company will undertake. Subsequently the Company entered into a Content Protection Agreement with the Content Owners to undertake certain steps to prevent copyright infringement in the future on April 7, 2011. There can be no assurance that the Company will avoid legal claims in the future for past infringements by the Content Owners for material amounts. If the Content Owners successfully assert a claim for copyright infringement, the resultant liability could have a material impact on the Company’s business, financial position and results of operations. The Company has not made any provision in the consolidated financial statements as of each balance sheet date for this matter. Management has implemented a number of additional steps to improve its copyright protection policy and procedures, including upgrading its copyright infringement detection system.

Apart from the discussion above and discussion included in Note 17, the Group is not currently a party to, nor is it aware of, any legal proceeding, investigation or other claims that is likely to have a material adverse effect on its business, financial condition or results of operations. Although we have not previously been subject to legal actions for copyright infringement in jurisdictions other than the PRC, it is possible that we may be subject to such claims in the future.